Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current Assets
Cash and cash equivalents	$ 229,708	$ 319,845	$ 283,570	$ 456,693
Inventories	961,576	863,579
Other current assets	452,181	453,575
Total Current Assets	1,643,465	1,636,999
Property, plant, and equipment - net	1,096,089	867,882
Investments in subsidiaries and intercompany	0	0
Other Noncurrent Assets
Goodwill	3,054,618	2,812,746	2,807,730
Other intangible assets - net	3,187,007	2,940,010
Other noncurrent assets	134,047	66,948
Total Other Noncurrent Assets	6,375,672	5,819,704
Total Assets	9,115,226	8,324,585	7,974,853
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	616,972	482,676
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Deferred income taxes	992,692	1,042,823
Other noncurrent liabilities	321,633	202,684
Total Noncurrent Liabilities	3,334,868	2,549,546
Shareholders' Equity	5,163,386	5,292,363	5,326,320	4,939,931
Total Liabilities and Shareholders' Equity	9,115,226	8,324,585
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	108,281	206,845	217,730	423,997
Inventories	0	0
Other current assets	334,220	364,377
Total Current Assets	442,501	571,222
Property, plant, and equipment - net	220,354	193,321
Investments in subsidiaries and intercompany	5,684,496	4,872,622
Other Noncurrent Assets
Goodwill	981,606	981,606
Other intangible assets - net	435,713	440,174
Other noncurrent assets	59,992	50,012
Total Other Noncurrent Assets	1,477,311	1,471,792
Total Assets	7,824,662	7,108,957
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	323,608	234,262
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Deferred income taxes	104,822	115,985
Other noncurrent liabilities	212,303	162,308
Total Noncurrent Liabilities	2,337,668	1,582,332
Shareholders' Equity	5,163,386	5,292,363
Total Liabilities and Shareholders' Equity	7,824,662	7,108,957
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	161,411	182,531
Other current assets	3,499	8,190
Total Current Assets	164,910	190,721
Property, plant, and equipment - net	389,163	305,519
Investments in subsidiaries and intercompany	4,241,145	802,936
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	3,116
Other noncurrent assets	11,137	15,106
Total Other Noncurrent Assets	11,137	18,222
Total Assets	4,806,355	1,317,398
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	101,714	81,239
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	311	0
Other noncurrent liabilities	20,031	16,447
Total Noncurrent Liabilities	20,342	16,447
Shareholders' Equity	4,684,299	1,219,712
Total Liabilities and Shareholders' Equity	4,806,355	1,317,398
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	121,427	113,000	65,840	32,696
Inventories	815,030	700,750
Other current assets	114,462	81,008
Total Current Assets	1,050,919	894,758
Property, plant, and equipment - net	486,572	369,042
Investments in subsidiaries and intercompany	702,550	1,209,603
Other Noncurrent Assets
Goodwill	2,073,012	1,831,140
Other intangible assets - net	2,751,294	2,496,720
Other noncurrent assets	62,918	1,830
Total Other Noncurrent Assets	4,887,224	4,329,690
Total Assets	7,127,265	6,803,093
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	191,650	167,175
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	887,559	926,838
Other noncurrent liabilities	89,299	23,929
Total Noncurrent Liabilities	976,858	950,767
Shareholders' Equity	5,958,757	5,685,151
Total Liabilities and Shareholders' Equity	7,127,265	6,803,093
Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	(14,865)	(19,702)
Other current assets	0	0
Total Current Assets	(14,865)	(19,702)
Property, plant, and equipment - net	0	0
Investments in subsidiaries and intercompany	(10,628,191)	(6,885,161)
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	0	0
Total Other Noncurrent Assets	0	0
Total Assets	(10,643,056)	(6,904,863)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Total Noncurrent Liabilities	0	0
Shareholders' Equity	(10,643,056)	(6,904,863)
Total Liabilities and Shareholders' Equity	$ (10,643,056)	$ (6,904,863)